Fair Value Disclosures - Interest Rate Swap Agreements (Table) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional Amount	$ 38,852,400
Floating Rate	LIBOR
Unicredit Bank
Derivative [Line Items]
Trade Date	Mar. 20, 2012
Effective Dates	May 18, 2012
Termination Date	May 18, 2017
Notional Amount	$ 3,300,000
Fixed Rate	1.48%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Apr. 19, 2012
Effective Dates	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	$ 3,362,500
Fixed Rate	1.20%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jun. 01, 2012
Effective Dates	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	$ 3,362,500
Fixed Rate	1.0375%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul. 04, 2012
Effective Dates	Aug. 30, 2012
Termination Date	May 30, 2017
Notional Amount	$ 3,443,200
Fixed Rate	0.995%
Floating Rate	3-month USD LIBOR
Unicredit Bank
Derivative [Line Items]
Trade Date	Jul. 05, 2012
Effective Dates	Aug. 17, 2012
Termination Date	May 18, 2017
Notional Amount	$ 4,950,000
Fixed Rate	0.98%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul. 10, 2012
Effective Dates	Aug. 30, 2012
Termination Date	May 30, 2017
Notional Amount	$ 3,443,200
Fixed Rate	0.935%
Floating Rate	3-month USD LIBOR
ABN AMRO
Derivative [Line Items]
Trade Date	Sep. 28, 2012
Effective Dates	Nov. 06, 2012
Termination Date	May 06, 2017
Notional Amount	$ 8,495,500
Fixed Rate	0.74%
Floating Rate	3-month USD LIBOR
HSH Nordbank
Derivative [Line Items]
Trade Date	Sep. 28, 2012
Effective Dates	Nov. 06, 2012
Termination Date	May 06, 2017
Notional Amount	$ 8,495,500
Fixed Rate	0.76%
Floating Rate	3-month USD LIBOR